UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23803

Short Duration Inflation-Protected Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31 Date of Fiscal Year End

April 30, 2023 Date of Reporting Period

Item 1. Reports to Stockholders

Short Duration Inflation-Protected Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 1.6%
Security	Principal Amount (000's omitted)	Value
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	$724	$ 564,691
LAD Auto Receivables Trust, Series 2022-1A, Class A, 5.21%, 6/15/27(1)	1,328	1,318,669
LL ABS Trust, Series 2022-1A, Class A, 3.76%, 11/15/29(1)	1,669	1,643,138
MVW, LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	44	40,523
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	1,598	1,567,446
Pagaya AI Debt Trust, Series 2022-1, Class A, 2.03%, 10/15/29(1)	2,657	2,569,310
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	680	611,470
Stack Infrastructure Issuer, LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	700	688,305
Vantage Data Centers Issuer, LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	1,105	942,897
Total Asset-Backed Securities (identified cost $10,521,970)		$ 9,946,449

Commercial Mortgage-Backed Securities — 3.5%
Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 5.924%, (SOFR + 1.03%), 10/15/36(1)(2)	$4,769	$ 4,721,404
Series 2021-VOLT, Class B, 5.898%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(2)	5,000	4,783,405
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 6.018%, (1 mo. USD LIBOR + 1.07%), 12/15/37(1)(2)	3,135	3,101,899
COMM Mortgage Trust:
Series 2013-CR11, Class B, 5.263%, 8/10/50(3)	2,331	2,236,237
Series 2013-CR11, Class D, 5.27%, 8/10/50(1)(3)	455	438,422
Series 2015-CR22, Class D, 4.205%, 3/10/48(1)(3)	1,000	785,316
Extended Stay America Trust, Series 2021-ESH, Class A, 6.028%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(2)	3,162	3,085,103
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.098%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(2)	3,000	2,947,592
Total Commercial Mortgage-Backed Securities (identified cost $22,645,971)		$ 22,099,378

U.S. Treasury Obligations — 93.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bonds:
1.75%, 1/15/28(4)	$2,872	$ 2,930,645
2.00%, 1/15/26(4)	28,794	29,095,230
2.375%, 1/15/25(4)	36,701	36,925,647
2.375%, 1/15/27(4)	26,847	27,756,568
3.625%, 4/15/28(4)	3,719	4,134,122
U.S. Treasury Inflation-Protected Notes:
0.125%, 7/15/24(4)	26,602	25,940,062
0.125%, 10/15/24(4)	32,826	31,919,995
0.125%, 4/15/25(4)	37,263	35,969,799
0.125%, 10/15/25(4)	33,618	32,487,044
0.125%, 4/15/26(4)	38,996	37,367,473
0.125%, 7/15/26(4)	37,645	36,201,349
0.125%, 10/15/26(4)	37,425	35,853,453
0.125%, 4/15/27(4)	33,024	31,399,261
0.25%, 1/15/25(4)	24,128	23,423,789
0.375%, 7/15/25(4)	38,051	37,042,215
0.375%, 1/15/27(4)	38,601	37,156,098
0.375%, 7/15/27(4)	40,577	39,140,687
0.50%, 4/15/24(4)	22,659	22,179,978
0.50%, 1/15/28(4)	15,852	15,279,468
0.625%, 1/15/26(4)	45,571	44,433,654
1.625%, 10/15/27(4)	7,108	7,225,011
Total U.S. Treasury Obligations (identified cost $628,185,249)		$593,861,548

Short-Term Investments — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(5)	1,892,671	$ 1,892,671
Total Short-Term Investments (identified cost $1,892,671)		$ 1,892,671
Total Investments — 98.8% (identified cost $663,245,861)		$627,800,046
Other Assets, Less Liabilities — 1.2%		$ 7,607,482
Net Assets — 100.0%		$635,407,528

See Notes to Financial Statements.

Short Duration Inflation-Protected Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $29,809,590 or 4.7% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2023.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2023.
(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.

Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
USD	30,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	4.47% (pays upon termination)	4/21/24	$ (123,579)
USD	25,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	4.27% (pays upon termination)	3/28/25	(382,593)
USD	35,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	4.04% (pays upon termination)	4/25/25	(464,603)
USD	25,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.76% (pays upon termination)	4/1/26	(348,307)
USD	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.16% (pays upon termination)	10/28/26	403,209
USD	20,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.00% (pays upon termination)	1/4/27	490,989
USD	20,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.82% (pays upon termination)	2/11/27	535,742
USD	30,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.61% (pays upon termination)	3/23/27	(527,751)
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.55% (pays upon termination)	4/19/27	843,121
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.81% (pays upon termination)	10/12/27	420,032
USD	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.24% (pays upon termination)	11/19/27	228,959
USD	50,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.37% (pays upon termination)	3/10/28	(583,048)
							$ 492,171
Abbreviations:
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
USD	– United States Dollar

See Notes to Financial Statements.

Short Duration Inflation-Protected Income Portfolio
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $661,353,190)	$ 625,907,375
Affiliated investment, at value (identified cost $1,892,671)	1,892,671
Deposits for derivatives collateral - centrally cleared derivatives	7,490,461
Interest receivable	1,008,724
Dividends receivable from affiliated investment	46,536
Total assets	$636,345,767
Liabilities
Payable for variation margin on open centrally cleared derivatives	$ 502,454
Payable to affiliates:
Investment adviser fee	239,614
Trustees' fees	4,128
Accrued expenses	192,043
Total liabilities	$ 938,239
Net Assets applicable to investors' interest in Portfolio	$635,407,528

See Notes to Financial Statements.

Short Duration Inflation-Protected Income Portfolio
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income from affiliated investment	$ 141,019
Interest income	8,120,801
Total investment income	$ 8,261,820
Expenses
Investment adviser fee	$ 1,543,526
Trustees’ fees and expenses	23,542
Custodian fee	101,686
Legal and accounting services	35,990
Miscellaneous	22,652
Total expenses	$ 1,727,396
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 5,223
Total expense reductions	$ 5,223
Net expenses	$ 1,722,173
Net investment income	$ 6,539,647
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(10,897,540)
Swap contracts	5,506,252
Net realized loss	$ (5,391,288)
Change in unrealized appreciation (depreciation):
Investments	$ 22,099,533
Swap contracts	(9,714,628)
Net change in unrealized appreciation (depreciation)	$ 12,384,905
Net realized and unrealized gain	$ 6,993,617
Net increase in net assets from operations	$ 13,533,264

See Notes to Financial Statements.

Short Duration Inflation-Protected Income Portfolio
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022(1)
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 6,539,647	$ 18,560,983
Net realized loss	(5,391,288)	(1,524,822)
Net change in unrealized appreciation (depreciation)	12,384,905	(41,132,780)
Net increase (decrease) in net assets from operations	$ 13,533,264	$ (24,096,619)
Capital transactions:
Contributions	$ 60,787,591	$ 193,401,377
Withdrawals	(216,058,056)	(68,422,512)
Assets contributed by Eaton Vance Short Duration Inflation-Protected Income Fund	—	676,262,483
Net increase (decrease) in net assets from capital transactions	$(155,270,465)	$801,241,348
Net increase (decrease) in net assets	$(141,737,201)	$777,144,729
Net Assets
At beginning of period	$ 777,144,729	$ —
At end of period	$ 635,407,528	$777,144,729
(1)	For the period from the commencement of operations, May 23, 2022, to October 31, 2022.

See Notes to Financial Statements.

Short Duration Inflation-Protected Income Portfolio
April 30, 2023
Financial Highlights

	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022(1)
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):
Expenses	0.50% (2)(3)	0.50% (2)(3)
Net investment income	1.90% (2)	5.38% (2)
Portfolio Turnover	5% (4)(5)	9% (4)(5)
Total Return	2.09% (4)	(2.95)% (4)
Net assets, end of period (000’s omitted)	$635,408	$777,145
(1)	For the period from the commencement of operations, May 23, 2022, to October 31, 2022.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the period ended October 31, 2022).
(4)	Not annualized.
(5)	Includes the effect of To Be Announced (TBA) transactions.

Short Duration Inflation-Protected Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Short Duration Inflation-Protected Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio commenced operations on May 23, 2022 with the transfer of a portion of the net assets (primarily its investment in securities, swap contracts and related assets and liabilities) of Eaton Vance Short Duration Inflation-Protected Income Fund (the Fund) in exchange for an interest in the Portfolio (see Note 3). The Portfolio’s investment objective is real return (real return is defined as total return less the estimated cost of inflation (typically measured by the change in an official inflation measure)). The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2023, the Fund held an interest of 99.9% in the Portfolio.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of

Short Duration Inflation-Protected Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
G  Inflation Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
H  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
I  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.45%
$1 billion but less than $2.5 billion	0.43%
$2.5 billion but less than $5 billion	0.41%
$5 billion and over	0.40%
For the six months ended April 30, 2023, the investment adviser fee amounted to $1,543,526 or 0.45% (annualized) of the Portfolio’s average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser fee paid was reduced by $5,223 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organization.

Short Duration Inflation-Protected Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

3  Transfer of Assets
The Portfolio commenced operations on May 23, 2022 with the transfer of a portion of the net assets (primarily its investment in securities, swap contracts and related assets and liabilities) of the Fund with a value of $676,262,483, including net unrealized depreciation of $6,205,769, in exchange for an interest in the Portfolio. The transaction was structured for tax purposes as a tax-free exchange under the Internal Revenue Code.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2023 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ —	$ 4,713,947
U.S. Government and Agency Securities	31,476,217	190,293,788
	$31,476,217	$195,007,735
5  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 663,246,160
Gross unrealized appreciation	$ 758,226
Gross unrealized depreciation	(35,712,169)
Net unrealized depreciation	$ (34,953,943)
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2023 is included in the Portfolio of Investments. At April 30, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Portfolio enters into inflation swap contracts to swap nominal interest payments with respect to its investments in certain fixed or floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2023 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Swap contracts (centrally cleared)	$2,922,052 (1)	$(2,429,881) (1)
(1)	Only the current day’s variation margin on centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on centrally cleared derivatives, as applicable.

Short Duration Inflation-Protected Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2023 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Swap contracts	$5,506,252 (1)	$(9,714,628) (2)
(1)	Statement of Operations location: Net realized gain (loss): Swap contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Swap contracts.
The average notional amount of swap contracts outstanding during the six months ended April 30, 2023, which is indicative of the volume of this derivative type, was approximately $309,857,000.
7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2023.
8  Affiliated Investments
At April 30, 2023, the value of the Portfolio’s investment in funds that may be deemed to be affiliated was $1,892,671, which represents 0.3% of the Portfolio’s net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$7,445,764	$121,993,419	$(127,546,512)	$ —	$ —	$1,892,671	$141,019	1,892,671
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Short Duration Inflation-Protected Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

At April 30, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 9,946,449	$ —	$ 9,946,449
Commercial Mortgage-Backed Securities	—	22,099,378	—	22,099,378
U.S. Treasury Obligations	—	593,861,548	—	593,861,548
Short-Term Investments	1,892,671	—	—	1,892,671
Total Investments	$ 1,892,671	$ 625,907,375	$ —	$ 627,800,046
Swap Contracts	$ —	$ 2,922,052	$ —	$ 2,922,052
Total	$ 1,892,671	$ 628,829,427	$ —	$ 630,722,098
Liability Description
Swap Contracts	$ —	$ (2,429,881)	$ —	$ (2,429,881)
Total	$ —	$ (2,429,881)	$ —	$ (2,429,881)
10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2023
Officers and Trustees

Officers of Eaton Vance Short Duration Inflation-Protected Income Fund and Short Duration Inflation-Protected Income Portfolio
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Short Duration Inflation-Protected Income Fund and Short Duration Inflation-Protected Income Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

Investment Adviser of Short Duration Inflation-Protected
Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance
Short Duration Inflation-Protected Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
*FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7769    4.30.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short Duration Inflation-Protected Income Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: June 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: June 23, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: June 23, 2023